Decommissioning and other provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 4,041	$ 2,910
Non-current beginning balance	22,531	23,845
Decommissioning and other provision beginning balance	26,572	26,755
Additions	3,122	2,934
Amounts charged against provisions	(2,488)	(1,907)
Accretion expense	967	714
Disposals and liabilities classified as held for sale	(3,105)	(79)
Remeasurements and other movements	1,015	(2,114)
Currency translation differences	(387)	269
Change in decommissioning and other provisions	(876)	(183)
Current ending balance	4,469	4,041
Non-current ending balance	21,227	22,531
Decommissioning and other provision ending balance	25,696	26,572
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,296	856
Non-current beginning balance	18,157	19,429
Decommissioning and other provision beginning balance	19,453	20,285
Additions	629	617
Amounts charged against provisions	(1,034)	(777)
Accretion expense	830	643
Disposals and liabilities classified as held for sale	(3,115)	(60)
Remeasurements and other movements	1,994	(1,499)
Currency translation differences	(273)	244
Change in decommissioning and other provisions	(969)	(832)
Current ending balance	1,356	1,296
Non-current ending balance	17,128	18,157
Decommissioning and other provision ending balance	18,484	19,453
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	508	224
Non-current beginning balance	1,548	1,177
Decommissioning and other provision beginning balance	2,056	1,401
Additions	261	853
Amounts charged against provisions	(409)	(195)
Accretion expense	76	21
Disposals and liabilities classified as held for sale	0	(1)
Remeasurements and other movements	(161)	(24)
Currency translation differences	(2)	1
Change in decommissioning and other provisions	(235)	655
Current ending balance	457	508
Non-current ending balance	1,364	1,548
Decommissioning and other provision ending balance	1,821	2,056
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Current beginning balance	224	277
Non-current beginning balance	880	1,207
Decommissioning and other provision beginning balance	1,104	1,484
Additions	184	26
Amounts charged against provisions	(227)	(345)
Accretion expense	35	24
Disposals and liabilities classified as held for sale	0	0
Remeasurements and other movements	(33)	(83)
Currency translation differences	(1)	(2)
Change in decommissioning and other provisions	(42)	(380)
Current ending balance	238	224
Non-current ending balance	824	880
Decommissioning and other provision ending balance	1,062	1,104
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	318	321
Non-current beginning balance	638	730
Decommissioning and other provision beginning balance	956	1,051
Additions	125	208
Amounts charged against provisions	(148)	(233)
Accretion expense	14	13
Disposals and liabilities classified as held for sale	(3)	(16)
Remeasurements and other movements	(39)	(74)
Currency translation differences	(22)	7
Change in decommissioning and other provisions	(73)	(95)
Current ending balance	267	318
Non-current ending balance	616	638
Decommissioning and other provision ending balance	883	956
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	367	171
Non-current beginning balance	123	153
Decommissioning and other provision beginning balance	490	324
Additions	1,258	424
Amounts charged against provisions	(354)	(154)
Accretion expense	3	4
Disposals and liabilities classified as held for sale	2	(1)
Remeasurements and other movements	(241)	(113)
Currency translation differences	(37)	6
Change in decommissioning and other provisions	631	166
Current ending balance	932	367
Non-current ending balance	189	123
Decommissioning and other provision ending balance	1,121	490
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,328	1,061
Non-current beginning balance	1,185	1,149
Decommissioning and other provision beginning balance	2,513	2,210
Additions	665	806
Amounts charged against provisions	(316)	(203)
Accretion expense	9	9
Disposals and liabilities classified as held for sale	11	(1)
Remeasurements and other movements	(505)	(321)
Currency translation differences	(52)	13
Change in decommissioning and other provisions	(188)	303
Current ending balance	1,219	1,328
Non-current ending balance	1,106	1,185
Decommissioning and other provision ending balance	$ 2,325	$ 2,513